Revenues - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 62,631	$ 37,343	$ 25,461
Collaborative Arrangement
Disaggregation of Revenue [Line Items]
Revenues	5,529	2,575	3,337
Biorefining
Disaggregation of Revenue [Line Items]
Revenues	42,645	21,221	11,564
Licensing
Disaggregation of Revenue [Line Items]
Revenues	3,449	2,160	2,025
Engineering and other services
Disaggregation of Revenue [Line Items]
Revenues	39,196	19,061	9,539
Grant contributions - Engineering and other services
Disaggregation of Revenue [Line Items]
Revenues	24,146	6,026	2,486
Research and development
Disaggregation of Revenue [Line Items]
Revenues	14,649	12,122	13,897
Joint development agreements
Disaggregation of Revenue [Line Items]
Revenues	8,416	6,021	11,700
Contract research
Disaggregation of Revenue [Line Items]
Revenues	6,233	6,101	2,197
CarbonSmart (tangible product)
Disaggregation of Revenue [Line Items]
Revenues	$ 5,337	$ 4,000	$ 0